Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2022
Revenue Recognition
Schedule of disaggregation of revenue

For the year ended December 31, 2022 and 2021, revenues are disaggregated by revenue stream and reconciled to reportable segment revenues as follows.

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
Year ended December 31, 2022
Revenue from directly-operated salons	¥3,121,649	¥—	¥594,761	¥3,716,410
Revenue from the sale of directly-owned salons	1,122,595	—	—	1,122,595
Franchise fees	155,952	—	—	155,952
Royalty income	403,170	—	—	403,170
Staffing service revenue	86,975	—	—	86,975
Sublease revenue	411,698	—	—	411,698
Other franchise revenues	630,227	—	—	630,227
Other revenues	40,647	386,383	—	427,030
Total revenues	¥5,972,913	¥386,383	¥594,761	¥6,954,057

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
Year ended December 31, 2021
Revenue from directly-operated salons	¥3,278,514	¥—	¥169,320	¥3,447,834
Revenue from the sale of directly-owned salons	559,000	—	—	559,000
Franchise fees	199,889	—	—	199,889
Royalty income	209,848	—	—	209,848
Staffing service revenue	263,962	—	—	263,962
Sublease revenue	437,976	—	—	437,976
Other franchise revenues	247,351	—	—	247,351
Other revenues	—	43,965	—	43,965
Total revenues	¥5,196,540	¥43,965	¥169,320	¥5,409,825
*

All revenue streams are recognized over time, with the exception of hiring support within other franchise revenues and revenue from the sale of directly-owned salons, which are recognized at a point in time. Revenue related to hiring support was not material in the periods presented.

Schedule of contract balance

Information about receivables and contract liabilities from contracts with customers is as follows:

	Thousands of Yen
	As of	As of
	December 31,	December 31,
	2022	2021	Balance sheet classification
Receivables	¥534,686	¥312,302	Accounts receivable-trade, net

Contract liabilities:
Current	89,008	104,182	Current portion of contract liability
Long-term	156,431	239,067	Contract liability - net of current portion
Total	¥245,439	¥343,249

Prepaid card liability	¥507,405	¥509,355	Advances received

Schedule of changes in contract liability

Changes in the Company’s contract liabilities for the year ended December 31, 2022 are as follows:

Thousands of Yen
Contract liabilities
Balance at December 31, 2021	¥343,249
Revenues recognized during 2022 which were included in the contract liabilities balance at December 31, 2021	(112,265)
Remaining amounts at December 31, 2022 which were newly recognized as contract liabilities during 2022	14,455
Balance at December 31, 2022	¥245,439

Schedule of estimated revenue

Estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of December 31, 2022 is as follows:

Thousands of Yen
Year ending December 31:
2023	¥89,008
2024	78,796
2025	51,075
2026	18,605
2027	7,454
2028 and thereafter	501
Total	¥245,439